SUBSEQUENT EVENTS (Details) - $ / shares			12 Months Ended
	Sep. 08, 2021	Apr. 06, 2021	Aug. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Increase Decrease Through Acquisition Of Subsidiary, Shares	1,039,192	5,045,873	5,045,873
Five Day Average Listed Price Number Of Shares Issued Through Acquisition Of Subsidiary, Equity	$ 3.37